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                    [Van Kampen Investments Inc. Letterhead]

                                                                          497(j)


                                                        October 25, 2006

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

         Re: Van Kampen Equity Trust II Rule 497 Filing (File Nos. 333-75493 and 811-9279)

Ladies and Gentlemen:

         Van Kampen Equity Trust II, on behalf of its series, Van Kampen International Growth Fund, filed via EDGAR on October 20, 2006, an electronically signed copy of Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A ( the "Registration Statement") complete with exhibits filed therewith pursuant to Rule 485(b) of the General Rules and Regulations (the "1933 Act Rules") of the Securities and Exchange Commission promulgated under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended.

         In accordance with the provisions of Rule 497(j) of the 1933 Act Rules, this letter serves to certify that the Statement of Additional Information contained in the Registration Statement does not differ from that which would have been filed pursuant to Rule 497(c) of the 1933 Act Rules. The prospectus has been filed under separate cover.

         Should the staff have any questions regarding the foregoing, please do not hesitate to call me at (212) 762-5198 or Charles Taylor at (312) 407-0863.

                                                     Very truly yours,

                                                     /s/ Joanne Doldo

                                                     Joanne Doldo
                                                     Assistant Secretary